UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Street
Suite 2900
Chicago, IL 60601
(Address of principal executive offices)

Mareile Cusack
200 East Randolph Street
Suite 2900
Chicago, IL 60601
(Name and address of agent for service)

with a copy to:

Arthur Don
Greenberg Traurig, LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

Registrant's telephone number, including area code: (312) 726-0140

Date of fiscal year end: September 30, 2013
Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

Ariel Fund Schedule of Investments		June 30, 2013 (Unaudited)
Number of Shares	Common Stocks—99.01%	Value

	Consumer discretionary & services—34.30%
3,152,001	Gannett Co., Inc.	$77,097,944
4,812,961	Interpublic Group of Cos., Inc.	70,028,583
1,379,113	Meredith Corp.	65,783,690
1,893,401	International Speedway Corp., Class A	59,585,329
3,300,763	International Game Technology	55,155,750
2,067,809	Newell Rubbermaid Inc.	54,279,986
481,976	Mohawk Industries, Inc. (a)	54,217,480
1,534,580	Royal Caribbean Cruises Ltd.	51,162,897
99,778	Washington Post Co., Class B	48,269,603
1,543,090	DeVry Inc.	47,866,652
1,135,850	Sotheby's	43,060,074
576,644	Madison Square Garden Co., Class A (a)	34,166,157
293,638	Nordstrom, Inc.	17,600,662
		678,274,807
	Consumer staples—1.89%
215,785	J.M. Smucker Co.	22,258,223
214,095	McCormick & Co., Inc.	15,063,724
		37,321,947
	Energy—2.01%
1,180,203	Contango Oil & Gas Co. (b)	39,831,851

	Financial services—31.66%
3,878,204	KKR & Co. L.P.	76,245,491
739,893	Dun & Bradstreet Corp.	72,102,573
2,139,708	Lazard Ltd, Class A	68,791,612
4,012,400	Western Union Co.	68,652,164
7,074,366	Janus Capital Group Inc.	60,202,855
1,269,128	Fair Isaac Corp.	58,164,136
2,474,398	CBRE Group, Inc., Class A (a)	57,801,937
621,314	Jones Lang LaSalle Inc.	56,626,558
2,533,263	First American Financial Corp.	55,833,117
816,770	City National Corp.	51,758,715
		626,179,158
	Health care—10.07%
2,071,511	Hospira, Inc. (a)	79,359,586
1,479,001	Charles River Laboratories Intl Inc. (a)	60,683,411
363,306	Bio-Rad Laboratories, Inc., Class A (a)	40,762,933
2,180,672	Symmetry Medical Inc. (a) (b)	18,361,258
		199,167,188
	Materials & processing—3.70%
1,469,627	Simpson Manufacturing Co., Inc.	43,236,426
1,758,506	Interface, Inc.	29,841,847
		73,078,273
	Producer durables—12.38%
893,526	Bristow Group Inc.	58,365,118
605,913	Snap-on Inc.	54,156,504
1,414,639	Brady Corp., Class A	43,471,857
644,741	IDEX Corp.	34,693,513
457,966	Littelfuse Inc.	34,168,843
353,400	MTS Systems Corp.	20,002,440
		244,858,275
	Technology—3.00%
783,013	Anixter Intl Inc. (a)	59,360,216

	Total common stocks (Cost $1,241,889,902)	1,958,071,715

		June 30, 2013 (Unaudited)

Principal Amount	Repurchase Agreement—1.13%	Value

$22,261,382	Fixed Income Clearing Corporation, 0.01%, dated 06/28/2013, due 07/01/2013, repurchase price $22,261,401, (collateralized by Freddie Mac, 1.650%, due 11/15/2019) (Cost $22,261,382)	$22,261,382
	Total Investments (Cost $1,264,151,284)—100.14%	1,980,333,097
	Liabilities less Other Assets—(0.14)%	(2,695,848)
	Net Assets—100.00%	$1,977,637,249

(a) Non-income producing.
(b) Affiliated company (See Note Three).
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Appreciation Fund Schedule of Investments		June 30, 2013 (Unaudited)
Number of Shares	Common Stocks—96.52%	Value

	Consumer discretionary & services—32.73%
5,083,230	Interpublic Group of Cos., Inc.	$73,960,997
801,800	Viacom, Inc., Class B	54,562,490
2,899,890	International Game Technology	48,457,162
956,900	CBS Corp., Class B	46,763,703
671,900	Coach, Inc.	38,358,771
1,208,956	International Speedway Corp., Class A	38,045,845
934,400	Sotheby's	35,423,104
1,428,300	Gannett Co., Inc.	34,936,218
448,700	Omnicom Group Inc.	28,209,769
988,700	Newell Rubbermaid Inc.	25,953,375
413,000	Madison Square Garden, Co., Class A (a)	24,470,250
402,700	Nordstrom, Inc.	24,137,838
739,435	DeVry Inc.	22,937,274
1,126,000	Apollo Group, Inc., Class A (a)	19,952,720
554,150	Carnival Corp.	19,001,803
186,700	Tiffany & Co.	13,599,228
		548,770,547
	Consumer staples—1.35%
219,475	J.M. Smucker Co.	22,638,846

	Energy—1.18%
586,482	Contango Oil & Gas Co.	19,793,767

	Financial services—35.65%
2,227,420	Lazard Ltd, Class A	71,611,553
3,879,200	Western Union Co.	66,373,112
1,025,500	Northern Trust Corp.	59,376,450
1,007,000	AFLAC Inc.	58,526,840
2,605,100	First American Financial Corp.	57,416,404
797,300	City National Corp.	50,524,901
458,500	Jones Lang LaSalle Inc.	41,787,690
2,091,555	KKR & Co. L.P.	41,119,971
1,915,500	Blackstone Group L.P.	40,340,430
295,400	Franklin Resources, Inc.	40,180,308
4,362,775	Janus Capital Group Inc.	37,127,215
243,300	T. Rowe Price Group, Inc.	17,797,395
669,050	CBRE Group, Inc. (a)	15,629,008
		597,811,277
	Health care—14.79%
1,675,200	Hospira, Inc. (a)	64,176,912
1,300,700	St. Jude Medical, Inc.	59,350,941
648,054	Thermo Fisher Scientific Inc.	54,844,810
593,900	Zimmer Holdings, Inc.	44,506,866
223,625	Bio-Rad Laboratories, Inc., Class A (a)	25,090,725
		247,970,254
	Producer durables—10.82%
684,200	Towers Watson, Class A	56,063,348
715,850	Illinois Tool Works Inc.	49,515,345
527,399	Stanley Black & Decker, Inc.	40,767,943
392,100	Snap-on Inc.	35,045,898
		181,392,534

	Total common stocks (Cost $1,021,293,792)	1,618,377,225

		June 30, 2013 (Unaudited)

Principal Amount	Repurchase Agreement—3.25%	Value

$54,528,587	Fixed Income Clearing Corporation, 0.01%, dated 06/28/2013, due 07/01/2013, repurchase price $54,528,633, (collateralized by Freddie Mac, 1.650%, due 11/15/2019) (Cost $54,528,587)	$54,528,587
	Total Investments (Cost $1,075,822,379)—99.77%	1,672,905,812
	Other Assets less Liabilities—0.23%	3,807,645
	Net Assets—100.00%	$1,676,713,457

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Focus Fund Schedule of Investments		June 30, 2013 (Unaudited)
Number of Shares	Common Stocks—95.68%	Value

	Consumer discretionary & services—15.74%
35,700	Omnicom Group Inc.	$2,244,459
32,400	Target Corp.	2,231,064
88,800	Apollo Group, Inc., Class A (a)	1,573,536
29,700	DeVry Inc.	921,294
14,500	DIRECTV (a)	893,490
		7,863,843
	Consumer staples—4.89%
55,300	Walgreen Co.	2,444,260

	Energy—11.95%
38,400	National Oilwell Varco	2,645,760
20,500	Exxon Mobil Corp.	1,852,175
72,200	Chesapeake Energy Corp.	1,471,436
		5,969,371
	Financial services—24.51%
181,000	Western Union Co.	3,096,910
72,650	Morgan Stanley	1,774,840
11,200	Goldman Sachs & Co.	1,694,000
29,000	JPMorgan Chase & Co.	1,530,910
66,200	Blackstone Group L.P.	1,394,172
37,500	Bank of New York Mellon Corp.	1,051,875
16,000	Northern Trust Corp.	926,400
39,600	KKR & Co. L.P.	778,536
		12,247,643
	Health care—12.52%
29,400	Johnson & Johnson	2,524,284
38,800	Hospira, Inc. (a)	1,486,428
16,400	Baxter Intl Inc.	1,136,028
14,800	Zimmer Holdings, Inc.	1,109,112
		6,255,852
	Producer durables—15.99%
33,500	Stanley Black & Decker, Inc.	2,589,550
22,400	Lockheed Martin Corp.	2,429,504
18,900	Snap-on Inc.	1,689,282
18,500	Illinois Tool Works Inc.	1,279,645
		7,987,981
	Technology—10.08%
86,700	Microsoft Corp.	2,993,751
10,700	International Business Machines Corp.	2,044,877
		5,038,628

	Total common stocks (Cost $38,314,615)	47,807,578

Principal Amount	Repurchase Agreement—4.73%	Value

$2,362,015	Fixed Income Clearing Corporation, 0.01%, dated 06/28/2013, due 07/01/2013, repurchase price $2,362,017, (collateralized by U.S. Treasury Note, 0.625%, due 08/31/2017) (Cost $2,362,015)	$2,362,015
	Total Investments (Cost $40,676,630)—100.41%	50,169,593
	Liabilities less Other Assets—(0.41)%	(205,674)
	Net Assets—100.00%	$49,963,919

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Discovery Fund Schedule of Investments		June 30, 2013 (Unaudited)
Number of Shares	Common Stocks—93.17%	Value

	Consumer discretionary & services—16.47%
25,700	International Speedway Corp., Class A	$808,779
40,800	Rosetta Stone Inc. (a)	601,392
48,700	XO Group Inc. (a)	545,440
103,800	Gaiam, Inc., Class A (a)	462,948
32,395	JAKKS Pacific, Inc.	364,444
6,100	Madison Square Garden Co., Class A (a)	361,425
50,000	Callaway Golf Co. (a)	329,000
		3,473,428
	Energy—11.11%
32,025	Contango Oil & Gas Co.	1,080,844
50,600	Mitcham Industries, Inc. (a)	849,068
21,600	Gulf Island Fabrication, Inc.	413,640
		2,343,552
	Financial services—17.88%
51,900	First American Financial Corp.	1,143,876
258,100	Cowen Group, Inc., Class A (a)	748,490
67,086	Market Leader, Inc. (a)	717,820
25,000	MB Financial, Inc.	670,000
27,700	AV Homes, Inc. (a)	491,121
		3,771,307
	Health care—9.09%
252,000	Vical Inc. (a)	788,760
145,900	POZEN Inc. (a)	730,959
27,500	Emergent Biosolutions Inc. (a)	396,550
		1,916,269

	Materials & processing—8.03%
356,194	Rentech Inc.	748,007
12,100	Simpson Manufacturing Co., Inc.	355,982
25,199	Landec Corp. (a)	332,879
103,283	Orion Energy Systems, Inc. (a)	256,142
		1,693,010
	Producer durables—12.33%
38,597	Erickson Air-Crane, Inc. (a)	726,010
12,300	Team, Inc. (a)	465,555
14,300	Brink's Co.	364,793
57,600	Spartan Motors Inc.	352,512
47,100	Furmanite Corp. (a)	315,099
3,650	Littelfuse Inc.	272,326
24,366	Ballantyne Strong, Inc. (a)	102,824
		2,599,119
	Technology—13.35%
90,680	PCTEL, Inc.	768,966
134,000	Imation Corp. (a)	566,820
22,200	Multi-Fineline Electronix, Inc. (a)	328,782
78,900	ARC Document Solutions Inc. (a)	315,600
61,500	Sigma Designs, Inc. (a)	310,575
12,800	Tessera Technologies Inc.	266,240
130,318	Tellabs, Inc. (a)	258,030
		2,815,013
	Utilities—4.91%
133,463	ORBCOMM Inc. (a)	599,249
166,300	Pendrell Corp (a)	435,706
		1,034,955

	Total common stocks (Cost $17,335,024)	19,646,653

		June 30, 2013 (Unaudited)

Principal Amount	Repurchase Agreement—4.86%	Value

$1,025,056	Fixed Income Clearing Corporation, 0.01%, dated 06/28/2013, due 07/01/2013, repurchase price $1,025,057, (collateralized by Freddie Mac, 1.250%, due 08/01/2019) (Cost $1,025,056)	$1,025,056
	Total Investments (Cost $18,360,080)—98.03%	20,671,709
	Cash, Other Assets less Liabilities—1.97%	415,039
	Net Assets—100.00%	$21,086,748

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel International Equity Fund Schedule of Investments		June 30, 2013 (Unaudited)
Number of Shares	Common Stocks—77.37%	Value

	Australia—0.06%
788	Telstra Corporation Limited	$3,438
	Austria—0.23%
269	Vienna Insurance Group	12,495
	Brazil—0.16%
376	Telefonica Brasil SA ADR	8,580
	Canada—3.58%
232	Fairfax Financial Holdings Ltd.	91,232
1,364	Great-West Lifeco Inc.	37,002
1,213	Power Financial Corp.	35,270
347	Tim Hortons Inc.	18,767
198	IGM Financial Inc.	8,489
		190,760
	China—4.00%
887	Baidu, Inc. ADR (a)	83,848
1,555	China Mobile Ltd. ADR	80,502
4,072	China Mobile Ltd.	42,631
458	Hollysys Automation Technologies Ltd. (a)	5,684
		212,665
	Czech Republic—0.74%
212	Komercni Banka AS	39,354
	Finland—2.38%
26,927	Nokia Corp. ADR	100,707
6,962	Nokia Corp.	25,791
		126,498
	France—2.50%
2,645	Eutelsat Communications	75,089
895	BNP Paribas SA	48,900
564	Metropole Television M6	9,085
		133,074
	Germany—8.07%
4,078	Deutsche Boerse AG	268,432
7,181	Telefonica Deutschland Holding AG	51,970
3,744	Dialog Semiconductor plc (a)	46,872
4,228	Infineon Techologies AG	35,387
98	Muenchener Rueckversicherungs-Ges. AG	18,037
26	Rational AG	8,716
		429,414
	Hong Kong—0.15%
3,000	Yue Yuen Industrial	7,755
	Ireland—2.98%
3,073	Ryanair Holdings plc ADR	158,352
	Italy—2.91%
19,722	Mediaset SpA	74,446
14,362	Snam SpA	65,430
377	DiaSorin SpA	15,050
		154,926
	Japan—14.03%
1,100	Nintendo Co., Ltd.	129,764
2,900	Japan Tobacco Inc.	102,485
1,400	Tokyo Electron Ltd.	70,861
2,000	Canon Inc.	65,235
415	Toyota Motor Corp. ADR	50,074
500	Daito Trust Construction Co., Ltd.	47,137
180	OBIC Co. Ltd.	47,096
600	Murata Manufacturing Co., Ltd.	45,675
600	Toyota Motor Corp.	36,237
1,054	Canon Inc. ADR	34,645
700	Denso Corp.	32,925
200	Shimamura Co., Ltd.	24,299
700	Nomura Research Institute Ltd.	22,797
700	Chugai Pharmaceuticals Co., Ltd.	14,511
936	Nintendo Co., Ltd ADR	13,731
400	Nikon Corp.	9,333
		746,805

	Luxembourg—1.29%
841	RTL Group	68,768
	Netherlands—4.51%
16,114	Koninklijke Ahold NV	239,847
	Norway—0.43%
1,543	Gjensidige Forsikring ASA	22,697
	Singapore—0.26%
373	Avago Technologies Ltd.	13,943
	Sweden—1.99%
2,729	H&M Hennes & Mauritz AB, Class B	89,690
212	Autoliv Inc.	16,407
		106,097
	Switzerland—9.67%
1,059	Roche Holding AG	263,475
1,764	Nestle SA	115,695
3,375	UBS AG	57,456
61	Swisscom AG	26,711
381	Actelion Ltd.	22,952
42	Banque Cantonale Vaudoise	20,854
67	Kuehne & Nagel Intl AG	7,356
		514,499
	Turkey—0.37%
1,364	Turkcell Iletisim Hizmetleri AS ADR (a)	19,601
	United Kingdom—14.11%
4,659	GlaxoSmithKline plc ADR	232,810
39,948	Tesco plc	201,355
8,321	HSBC Holdings plc	86,313
1,137	Royal Dutch Shell plc ADR	72,541
1,033	Royal Dutch Shell plc, Class A	32,994
741	Croda Intl plc	27,916
5,263	British Telecom Group plc	24,751
454	BT Group plc ADR	21,333
4,648	Wm. Morrison Supermarkets plc	18,508
1,163	The Restaurant Group plc	8,844
346	GlaxoSmithKline plc	8,673
946	IG Group Holdings plc	8,345
448	Jardine Lloyd Thompson Group plc	6,201
		750,584
	United States—2.95%
1,471	Harman Intl Industries Inc.	79,728
1,355	TIBCO Software Inc. (a)	28,997
378	Schlumberger Ltd.	27,087
916	Gentex Corp.	21,114
		156,926

	Total common stocks (Cost $3,663,141)	4,117,078

Number of Shares	Investment Companies—5.15%	Value

	Exchange Traded Funds—5.15%
2,896	Vanguard MSCI EAFE ETF	$103,127
1,636	Vanguard MSCI Pacific ETF	91,338
4,499	iShares MSCI United Kingdom Index ETF	79,452
		273,917

	Total investment companies (Cost $260,299)	273,917

Principal Amount	Repurchase Agreement—2.11%	Value
$112,474	Fixed Income Clearing Corporation, 0.01%, dated 06/28/2013, due 07/01/2013, repurchase price $112,474, (collateralized by U.S. Treasury Note, 0.625%, due 08/31/2017) (Cost $112,474)	$112,474
	Total Investments (Cost $4,035,914)—84.63%	4,503,469
	Cash, Other Assets less Liabilities—15.37%	817,825
	Net Assets—100.00%	$5,321,294

(a) Non-income producing.
ADR American Depositary Receipt
See Notes to Schedules of Investments.

Ariel Global Equity Fund Schedule of Investments		June 30, 2013 (Unaudited)
Number of Shares	Common Stocks—87.39%	Value

	Brazil—0.54%
3,653	Telefonica Brasil SA ADR	$83,361
	Canada—2.17%
434	Fairfax Financial Holdings Ltd.	170,666
3,730	Great-West Lifeco Inc.	101,186
631	Tim Hortons Inc.	34,127
708	IGM Financial Inc.	30,354
		336,333
	China—3.90%
5,119	China Mobile Ltd. ADR	265,011
2,346	Baidu, Inc. ADR (a)	221,767
5,000	China Mobile Ltd.	52,346
950	Mindray Medical Intl Ltd.	35,578
2,231	Hollysys Automation Technologies Ltd. (a)	27,687
		602,389
	Czech Republic—1.31%
1,089	Komercni Banka AS	202,153
	Finland—1.71%
42,387	Nokia Corp. ADR	158,527
28,449	Nokia Corp.	105,389
		263,916
	France—1.44%
2,146	BNP Paribas SA	117,250
3,022	Eutelsat Communications	85,791
1,221	Metropole Television M6	19,668
		222,709
	Germany—5.99%
9,726	Deutsche Boerse AG	640,208
14,831	Telefonica Deutschland Holding AG	107,334
6,916	Dialog Semiconductor plc (a)	86,583
8,561	Infineon Techologies AG	71,652
61	Rational AG	20,450
		926,227
	Ireland—2.79%
8,363	Ryanair Holdings plc ADR	430,945
	Italy—1.96%
50,195	Mediaset SpA	189,475
21,779	Snam SpA	99,220
378	DiaSorin SpA	15,090
		303,785
	Japan—9.44%
2,600	Nintendo Co., Ltd.	306,715
6,500	Canon Inc.	212,014
4,300	Japan Tobacco Inc.	151,961
2,400	Tokyo Electron Ltd.	121,476
938	Toyota Motor Corp. ADR	113,179
1,200	Daito Trust Construction Co., Ltd.	113,128
2,200	Denso Corp.	103,479
1,000	Murata Manufacturing Co., Ltd.	76,124
280	OBIC Co. Ltd.	73,261
1,590	Canon Inc. ADR	52,263
1,400	Nomura Research Institute Ltd.	45,594
300	Shimamura Co., Ltd.	36,449
1,500	Chugai Pharmaceuticals Co., Ltd.	31,095
1,000	Nikon Corp.	23,331
		1,460,069
	Luxembourg—0.62%
1,181	RTL Group	96,570
	Netherlands—3.36%
34,956	Koninklijke Ahold NV	520,298
	Norway—0.31%
3,300	Gjensidige Forsikring ASA	48,541
	Singapore—0.24%
977	Avago Technologies Ltd.	36,520
	Sweden—0.39%
1,130	H&M Hennes & Mauritz AB, Class B	37,138
300	Autoliv Inc.	23,217
		60,355

	Switzerland—7.92%
3,214	Roche Holding AG	799,629
8,829	UBS AG	150,305
1,913	Nestle SA	125,468
1,395	Actelion Ltd.	84,035
117	Swisscom AG	51,232
123	Kuehne & Nagel Intl AG	13,504
		1,224,173
	Turkey—0.66%
7,142	Turkcell Iletisim Hizmetleri AS ADR (a)	102,631
	United Kingdom—7.88%
82,498	Tesco plc	415,825
3,957	GlaxoSmithKline plc ADR	197,731
4,002	Royal Dutch Shell plc, Class A	127,824
10,225	HSBC Holdings plc	106,063
16,004	British Telecom Group plc	75,263
16,828	Wm. Morrison Supermarkets plc	67,007
1,334	BT Group plc ADR	62,685
1,497	Croda Intl plc	56,398
577	Royal Dutch Shell plc ADR	36,813
1,018	GlaxoSmithKline plc	25,516
2,133	The Restaurant Group plc	16,221
1,722	IG Group Holdings plc	15,191
1,096	Jardine Lloyd Thompson Group plc	15,169
		1,217,706
	United States—34.76%
8,000	Johnson & Johnson	686,880
11,608	Gilead Sciences, Inc. (a)	594,446
16,683	Microsoft Corp.	576,064
7,195	Quest Diagnostics Inc.	436,233
5,693	Harman Intl Industries Inc.	308,561
13,646	Acacia Research Corporation	304,988
27,099	QLogic Corp. (a)	259,066
17,384	NVIDIA Corp.	243,898
7,500	Yahoo! Inc. (a)	188,325
1,390	Berkshire Hathaway Inc., Class B (a)	155,569
2,653	Coach, Inc.	151,460
6,770	TIBCO Software Inc. (a)	144,878
2,344	Fluor Corp.	139,023
1,822	The PNC Financial Service Group, Inc.	132,860
1,733	Schlumberger Ltd.	124,187
3,662	Broadcom Corp., Class A	123,629
4,039	H&R Block, Inc.	112,082
1,387	Wal-Mart Stores, Inc.	103,318
6,465	Ruckus Wireless, Inc. (a)	82,817
3,315	Cisco Systems, Inc.	80,588
3,384	EMC Corp.	79,930
3,392	Gentex Corp.	78,186
2,125	Vantiv, Inc. (a)	58,650
1,357	Expeditors Intl of Washington	51,580
533	Occidental Petroleum Corp.	47,560
936	Plum Creek Timber Co. Inc.	43,683
1,500	General Electric Co.	34,785
207	American Express Co.	15,475
61	W.W. Grainger, Inc.	15,383
		5,374,104

	Total common stocks (Cost $11,685,337)	13,512,785

Principal Amount	Repurchase Agreement—4.89%	Value
$756,272	Fixed Income Clearing Corporation, 0.01%, dated 06/28/2013, due 07/01/2013, repurchase price $756,272, (collateralized by U.S. Treasury Note, 0.625%, due 08/31/2017) (Cost $756,272)	$756,272
	Total Investments (Cost $12,441,609)—92.28%	14,269,057
	Cash, Other Assets less Liabilities—7.72%	1,193,060
	Net Assets—100.00%	$15,462,117

(a) Non-income producing.
ADR American Depositary Receipt
See Notes to Schedules of Investments.

Notes to Schedules of Investments	June 30, 2013 (unaudited)

Note One | Organization
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Equity Fund and Ariel Global Equity Fund (the “Funds”) are series of the Trust.  Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified.  The Funds issue two classes of shares: an Investor Class and an Institutional Class.

Note Two | Significant accounting policies
The following is a summary of significant policies related to investments of the Funds held at June 30, 2013.

Securities valuation – Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued by pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Debt obligations having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Fair value measurements – Accounting Standards CodificationTM (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Level 1	$1,958,071,715	$1,618,377,225	$47,807,578	$19,646,653
Level 2*	22,261,382	54,528,587	2,362,015	1,025,056
Level 3	-	-	-	-
Fair Value at 6/30/2013
	$1,980,333,097	$1,672,905,812	$50,169,593	$20,671,709

*As of June 30, 2013, Level 2 securities held are repurchase agreements.  See Schedule of Investments.

	Ariel International Equity Fund	Ariel Global Equity Fund
Level 1	$4,390,995	$13,512,785
Level 2**	97,672	709,273
Level 3	-	-
Fair Value at 6/30/2013
	$4,488,667	$14,222,058

**As of June 30, 2013, Level 2 securities held are forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the contract and repurchase agreements.  See Schedule of Investments.

	Ariel International Equity Fund	Ariel Global Equity Fund
Transfers into Level 1	$-	$202,153
Transfers out of Level 1	-	-
Transfers into Level 2	-	-
Transfers out of Level 2	-	(202,153)

Transfers were made due to valuation adjustments on foreign common stocks to account for the market movement between the close of a foreign market and the close of the New York Stock Exchange.  Transfers between levels are recognized at the end of the reporting period.

Forward currency contracts derive their value from underlying exchange rates.  These instruments are normally valued by pricing vendors using pricing models.  The pricing models typically use inputs that are observed from active markets such as exchange rates.  As such, forward currency contracts were categorized as Level 2.

Notes to Schedules of Investments	June 30, 2013 (unaudited)

Foreign Currency – Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party.  Realized gains (losses) and unrealized appreciation (depreciation) on securities include the effects of changes in security prices.  Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Forward Currency Contracts – Ariel International Equity Fund and Ariel Global Equity Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates.  The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are subject to the translations of foreign exchange rate fluctuations. Contracts are “marked-to-market” daily and any resulting unrealized gains (losses) are recorded as unrealized appreciation (depreciation) on foreign currency translations. The Funds record realized gains (losses) at the time the forward currency contract is settled or closed on the Statement of Operations as realized gain (loss) on foreign currency transactions.

Repurchase agreements – The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions – Securities transactions are accounted for on a trade date basis.

Note Three | Transactions with affiliated companies

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act.  Ariel Fund had the following transactions during the nine months ended June 30, 2013, with affiliated companies:

	Share Activity				Nine Months Ended June 30, 2013
Security Name	Balance September 30, 2012	Purchases	Sales	Balance June 30, 2013	Market Value	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares
Contango Oil & Gas Co.	906,847	345,659	72,303	1,180,203	39,831,851	1,985,094	(1,521,737)
Symmetry Medical Inc.	2,267,400	72,474	159,202	2,180,672	18,361,258	-	181,248
					$ 58,193,109	$1,985,094	$(1,340,489)

Notes to Schedules of Investments	June 30, 2013 (unaudited)

Note Four | Federal Income Taxes

At June 30, 2013, the cost of investment securities for tax purposes was as follows:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Cost of investments	$1,264,151,284	$1,075,822,379	$40,676,630	$18,360,080

Gross unrealized appreciation	$744,049,185	$617,611,109	$10,917,074	$3,036,129
Gross unrealized depreciation	(27,867,372)	(20,527,676)	(1,424,111)	(724,500)
Net unrealized appreciation	$716,181,813	$597,083,433	$9,492,963	$2,311,629

	Ariel International Equity Fund	Ariel Global Equity Fund
Cost of investments	$4,035,914	$12,441,609

Gross unrealized appreciation	$538,825	$2,122,359
Gross unrealized depreciation	(71,270)	(294,911)
Net unrealized appreciation	$467,555	$1,827,448

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Note Five | Forward currency contracts
At June 30, 2013, the open forward currency contracts (State Street Bank and Trust as counterparty) are:
Contract Settlement Date	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Ariel International Equity Fund
07/01/2013	AUD	9,709	JPY	951,040	(710)
07/01/2013	GBP	9,488	CHF	13,588	46
07/01/2013	SGD	8,386	JPY	634,027	224
07/01/2013	DKK	82,850	CHF	13,588	73
07/01/2013	AUD	15,972	CHF	15,594	(1,903)
07/01/2013	AUD	6,958	CHF	6,794	(829)
07/01/2013	JPY	634,027	SGD	8,174	(56)
07/01/2013	CHF	13,588	GBP	9,427	47
07/01/2013	JPY	951,040	AUD	10,430	51
07/01/2013	CHF	13,588	DKK	82,253	31
07/01/2013	CHF	6,794	AUD	7,751	104
07/01/2013	CHF	15,594	AUD	17,791	238
07/23/2013	AUD	42,613	CAD	44,832	(3,695)
08/06/2013	EUR	30,509	USD	39,886	(168)
08/06/2013	AUD	19,589	USD	19,943	(2,074)
08/08/2013	JPY	3,904,720	USD	39,886	(510)
08/13/2013	SEK	71,791	JPY	1,071,979	(115)
08/13/2013	GBP	17,708	USD	27,370	(445)
08/13/2013	EUR	21,264	USD	27,778	(95)
08/13/2013	JPY	4,107,549	USD	40,850	572
08/21/2013	AUD	22,641	CAD	22,554	(789)
08/21/2013	SEK	100,207	EUR	11,622	(206)
08/21/2013	SEK	343,983	EUR	39,896	(706)
08/21/2013	SEK	99,727	EUR	11,567	(205)
08/21/2013	AUD	21,310	CAD	21,250	(763)
08/21/2013	JPY	6,389,513	USD	61,943	2,494
09/09/2013	GBP	12,929	TRY	38,207	58
09/09/2013	AUD	21,309	USD	20,202	(811)
09/09/2013	GBP	13,119	USD	20,202	(257)
09/16/2013	AUD	84,244	CAD	82,439	(1,624)
09/16/2013	SGD	27,238	USD	21,866	(373)
09/16/2013	EUR	27,512	USD	36,444	(622)
09/16/2013	GBP	35,059	USD	54,667	(1,370)
09/23/2013	SGD	23,858	EUR	14,458	(1)
09/23/2013	SGD	21,395	EUR	12,966	(1)
10/15/2013	GBP	9,443	CHF	13,588	(47)

Notes to Schedules of Investments	June 30, 2013 (unaudited)

10/15/2013	DKK	82,240	CHF	13,588	(31)
10/15/2013	AUD	10,515	JPY	951,040	(50)
10/15/2013	AUD	7,818	CHF	6,794	(103)
10/15/2013	AUD	17,945	CHF	15,594	(237)
10/16/2013	SGD	8,176	JPY	634,027	56
					$(14,802)
Ariel Global Equity Fund
07/01/2013	JPY	9,508,848	USD	96,782	(908)
07/01/2013	CHF	102,317	USD	108,341	(17)
07/01/2013	GBP	74,244	USD	113,341	(420)
07/01/2013	CHF	112,056	USD	118,653	(19)
07/01/2013	JPY	17,102,448	USD	174,071	(1,632)
07/01/2013	ZAR	1,034,839	GBP	72,045	(4,890)
07/01/2013	AUD	53,357	EUR	42,635	(6,699)
07/01/2013	DKK	254,112	EUR	34,108	(50)
07/01/2013	AUD	132,903	CHF	129,761	(15,832)
07/01/2013	EUR	34,108	DKK	254,401	0
07/01/2013	EUR	42,635	AUD	59,934	684
07/01/2013	GBP	72,045	ZAR	1,093,845	(1,080)
07/01/2013	CHF	129,761	AUD	148,045	1,984
07/01/2013	USD	113,018	GBP	74,244	97
07/01/2013	USD	108,773	CHF	102,317	449
07/01/2013	USD	119,126	CHF	112,056	492
07/01/2013	USD	100,754	JPY	9,508,848	4,879
07/01/2013	USD	181,214	JPY	17,102,448	8,776
07/23/2013	USD	86,736	JPY	8,607,212	(55)
07/23/2013	USD	91,931	JPY	9,122,799	(58)
08/13/2013	AUD	76,940	CAD	77,879	(3,828)
08/13/2013	CAD	77,879	AUD	79,170	1,795
08/15/2013	USD	190,923	CHF	182,459	(2,321)
08/21/2013	CAD	28,977	EUR	21,884	(972)
08/21/2013	CAD	233,935	EUR	176,673	(7,843)
08/21/2013	AUD	117,412	EUR	88,330	(8,011)
08/21/2013	SEK	758,953	EUR	88,025	(1,557)
08/21/2013	AUD	162,250	EUR	122,280	(11,355)
10/15/2013	DKK	254,223	EUR	34,108	(2)
10/15/2013	AUD	149,327	CHF	129,761	(1,971)
10/15/2013	ZAR	1,109,552	GBP	72,045	1,064
10/15/2013	AUD	60,420	EUR	42,635	(679)
10/15/2013	USD	113,262	GBP	74,244	417
10/15/2013	USD	108,449	CHF	102,317	17
10/15/2013	USD	118,771	CHF	112,056	19
10/15/2013	USD	96,831	JPY	9,508,848	903
10/15/2013	USD	174,159	JPY	17,102,448	1,624
					$(46,999)

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:  /s/ Mellody Hobson
        Mellody Hobson
                        President and Principal Executive Officer

Date:        August 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mellody Hobson
                        Mellody Hobson
        President and Principal Executive Officer

Date:        August 6, 2013

By:   /s/ Anita Zagrodnik
        Anita Zagrodnik
        Treasurer and Chief Financial Officer

Date:        August 6, 2013